SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated Useful Life
Furniture and fixtures	5 to 10 years
Computer equipment	5 to 10 years
Office equipment	5 to 10 years
Software	3 years
Leasehold improvements	7 years

SCHEDULE OF DISAGGREGATION OF REVENUE

Disaggregated Revenue. Management considers the information that may be garnered by disaggregating revenue in the following manner to be informative:

	November 30,
	2022	2021
	(Restated)
Sales of services	$37,673	$15,000
Sales of products	2,392,521	355,341
Total sales	$2,430,194	$370,341

SUMMARY OF CHANGES IN DEFERRED REVENUE

The following table provides a summary of the changes included in contract liabilities – customer deposits during the years ended November 30, 2022 and 2021:

	November 30,
	2022	2021
	(Restated)
Beginning balance	$1,007,709	$-
Additions to contract liabilities	4,264,841	1,613,050
Deductions to contract liabilities	(2,430,194)	(605,341)
Ending balance	$2,842,356	$1,007,709